STOCK-BASED COMPENSATION (Schedule of Assumptions in Determining the Fair Value of Warrants Granted) (Consulting services agreement [Member], Medbox, Inc [Member], Warrants [Member])	9 Months Ended
Sep. 30, 2014
Consulting services agreement [Member] | Medbox, Inc [Member] | Warrants [Member]
Weighted-average assumptions used in determining fair values of the warrants granted using the Black-Scholes option pricing model
Risk-free interest rate:	1.68%
Expected term:	5 years
Expected dividend yield:	0.00%
Expected volatility:	131.56%